SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Organization and General Description of Business

EHAVE, Inc. (formerly known as “Behavioural Neurological Applications and Solutions or 2304101 Ontario Inc.”) (“We” or “the Company”), was incorporated under the laws of the Province of Ontario, Canada on October 31, 2011.  The Company is a publicly listed company whose shares are traded on the OTCQB under the symbol EHVVF.

The Company is a healthcare company developing a health data platform that integrates with proprietary and third-party assessment and therapeutic digital applications. Our product focus is based on three tiers of activities: (1) MegaTeam and Ninja Reflex, our clinically validated digital assessment and rehabilitation software that is engaging for the patient, (2) adaptation of third-party clinically validated digital assessment and rehabilitation software for enhanced patient engagement and data modeling, and (3) Ehave Connect, our advanced health informatics and digital application delivery platform. We intend to provide technology solutions to clinicians, patients, researchers, pharmaceutical companies and payors.

B.  Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s functional currency is Canadian dollars. The Company’s fiscal year end is December 31.

The Company qualifies as an “emerging growth company” as defined in Section 101 of the Jumpstart our Business Startups Act (“JOBS Act”) as the Company does not have more than $1,000,000,000 in annual gross revenue and did not have such amount as of December 31, 2017, its last fiscal year. The Company has elected to take advantage of the extended transition period provided in Section 102(b)(1) of the JOBS Act for complying with new or revised accounting standards.

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Revenue Recognition

The following criteria must be met in determining whether revenue may be recorded: (1) persuasive evidence of a contract exists; (2) software has been delivered and/or services have been provided; (3) the price is fixed or determinable; and (4) collection is reasonably assured.

Revenue is recorded as the software is delivered and/or services are provided based on the relative fair value of each element. Unbilled receivables are created when services are performed or software is delivered and revenue is recognized in advance of billings. Deferred revenue is created when billing occurs in advance of performing services or when all revenue recognition criteria have not been met.

The Company generates revenue from the following sources: (1) Software revenue, (2) Software as a Service [“SaaS”], and (3) Services revenue.

Software Revenue: The Company’s software revenue is comprised of traditional software license fees, maintenance and support fees, and fees from the resale of third-party software licenses. These software license fees include term licenses, perpetual licenses and rental fees. Maintenance and support are generally offered under annual or multi-year terms and are billed either monthly or annually in advance. The Company’s maintenance and support provides customers with periodic technology updates and interactive support related to our software. Maintenance and support revenue is recognized ratably over the stated term.

Services Revenue: The Company’s services offerings help customers to install, optimize and integrate the Company’s software into their computing environment. For fixed-fee professional services contracts, revenue is recorded based upon proportional performance, measured by the actual number of hours incurred divided by the total estimated number of hours for the project. Changes in the estimated costs or hours to complete the contract, and losses, if any, are reflected in the period during which the change or loss becomes known. The Company also provides professional services on a time and materials basis, recognized monthly based upon hours incurred to date. In all cases, contract milestones, project risk profile and refund provisions are taken into consideration.

Foreign Currency Translation

The functional currency of the Company’s foreign operations is generally the local currency of the country in which the operation is located. All assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Revenue and expenses are translated using average exchange rates during the period. The result from currency translation is reflected in stockholders’ deficit as a component of accumulated other comprehensive income.

Software Products and Research and Development

Software development costs are expensed as incurred and consist primarily of design and development costs of new products, and significant enhancements to existing products incurred before the establishment of technological feasibility. Costs incurred subsequent to technological feasibility of new and enhanced products, costs incurred to purchase or to create and implement internal-use software, and software obtained through business acquisitions are capitalized. Such costs are amortized over the estimated useful lives of the related products, using the straight-line method.

Income Taxes

Income tax expense is based on income before income taxes, and is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is more likely than not that a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Considerable judgment is required in assessing and estimating these amounts and the difference between the actual outcome of these future tax consequences and the estimates made could have a material impact on the operating results. To the extent that new information becomes available which causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

The Company makes claims for Scientific Research and Experimental Development (“SRED”) expenditures which are included in refundable taxes receivable. Judgment is required in the determination of qualifying expenses. The final determination of qualifying expenses is not known until acceptance by tax authorities. The Company's SRED credits are recorded in the financial statements after review of the relevant accounting pronouncements and once the determination of the expected SRED credits are reasonably assured. The claim for the current and prior year is in progress.

Net Loss per Common Share, basic

The Company has adopted Accounting Standards Codification (“ASC”) subtopic 260-10, Earnings Per Share (“ASC 260-10”) specifying the computation, presentation and disclosure requirements of earnings per share (EPS) information. Basic earnings (loss) per share includes no dilution and is computed by dividing net income or loss by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution of securities that could share in the earnings or losses of the entity. The Company had options to purchase 4,919,892 (2016- 2,217,958) common shares outstanding for the year December 31, 2017. Additionally, warrants to purchase 11,220.545 (2016- 12,064,140) common shares of the Company have been issued. Since these options and warrants would be anti-dilutive, no fully diluted loss per share is presented.

Recent Pronouncements

During the years ended December 31, 2017 and 2016 and through June 13, 2018 there were several new accounting pronouncements issued by the Financial Accounting Standards Board (FASB). Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.

New standards and interpretations

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, as a new Topic, ASC 606. The new revenue recognition standard provides a five-step analysis of transactions to determine when and how revenue is recognized. The effective date for ASC 606 is annual reporting periods beginning after December 15, 2017. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Companies may apply the new guidance using either the full retrospective transition method, which requires restating each prior period presented, or the modified retrospective transition method, under which the new guidance is applied to the current period presented in the financial statements and a cumulative-effect adjustment is recorded as of the date of adoption. The Company is evaluating the potential impact this guidance will have on our financial statements, if any.

In March 2016, the FASB issued ASU 2016-02, Leases, which supersedes ASC Topic 840, Leases, and sets forth the principles for the recognition, measurement, presentation, and disclosure of leases for both lessees and lessors. ASU 2016- 02 requires lessees to classify leases as either finance or operating leases and to record on the balance sheet a right-of-use asset and a lease liability, equal to the present value of the remaining lease payments, for all leases with a term greater than 12 months regardless of the lease classification. The lease classification will determine whether the lease expense is recognized based on an effective interest rate method or a straight-line basis over the term of the lease. ASU 2016-02 will be effective for use beginning January 1, 2019, with early adoption permitted. Entities are required to use a modified retrospective transition method for existing leases. The Company is currently evaluating the potential impact this guidance will have on our financial statements, if any.

C. Risks and Uncertainties

Foreign Currency Risk

The Company is exposed to fluctuations in the exchange rate between the United States dollar and the Canadian dollar. The Company’s continued financing activities are primarily in United States dollars while the Company’s expenditures are primarily in Canadian dollars. Should the exchange rate between the Canadian dollar and the United States dollar fluctuate, the Company may be exposed to resource constraints.